Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Key Management Personnel Compensation
Key management personnel compensation of the Group is summarized as follows:

	Year ended December 31,
	2017	2018	2019

	RMB	RMB	RMB
	thousands	thousands	thousands
Short-term employee benefits	7,804	7,942	9,604
Post-employment benefits	816	799	1,199

	8,620	8,741	10,803

China Telecom Group [member]
Statement [LineItems]
Principal Transactions and Amounts Due From/To Related Parties
The principal transactions with China Telecom Group which were carried out in the ordinary course of business are as follows.

		Year ended December 31,
	Notes	2017	2018	2019
		RMB	RMB	RMB
Construction and engineering services	(i)	18,672	16,396	14,014
Receiving ancillary services	(ii)	16,072	16,744	18,571
Interconnection revenues	(iii)	48	80	97
Interconnection charges	(iii)	193	204	183
Receiving community services	(iv)	3,028	3,296	3,464
Net transaction amount of centralized services	(v)	727	519	133
Property lease income	(vi)	53	48	57
Property lease related expenses	(vii)	654	713	577
Addition to right-of-use assets	(vii)	—	—	284
Interest expense on lease liabilities	(vii)	—	—	11
Provision of IT services	(viii)	642	531	464
Receiving IT services	(viii)	1,812	1,895	2,175
Purchases of telecommunications equipment and materials	(ix)	4,248	3,760	3,538
Sales of telecommunications equipment and materials	(ix)	3,291	2,760	1,444
Internet applications channel services	(x)	344	298	108
Interest on amounts due to and loans from China Telecom Group	(xi)	2,720	2,099	1,485
Others	(xii)	190	186	189
Net deposit by China Telecom Group with Finance Company	(xiii)	—	—	4,098
Interest expense on the deposit by China Telecom Group with Finance Company	(xiii)	—	—	7

Notes:
(i)	Represent construction and engineering as well as design and supervisory services provided by China Telecom Group.
(ii)	Represent amounts paid and payable to China Telecom Group in respect of ancillary services such as repairs and maintenance of telecommunications equipment and facilities and certain customer services.
(iii)	Represent amounts received and receivable from/paid and payable to China Telecom Group for interconnection of local and domestic long distance calls.
(iv)	Represent amounts paid and payable to China Telecom Group in respect of cultural, educational, health care and other community services.
(v)
Represent net amount shared between the Company and China Telecom Group for costs associated with centralized services. The amount represents amounts received or receivable for the net amount of centralized services.

(vi)	Represent amounts of property lease fee received and receivable from China Telecom Group for leasing of properties.
(vii)
Represent amounts in relation to the leasing of properties from China Telecom Group. Property lease related expenses for the year ended 31 December 2019 include the fee for short-term leases, leases of low-value
assets, variable lease payments not depending on an index or a rate and fee for non-lease
components. Property lease related expenses for the years ended 31 December 2017 and 2018 represent lease fee paid and payable to China Telecom Group.

(viii)	Represent IT services provided to and received from China Telecom Group.
(ix)	Represent the amount of telecommunications equipment and materials purchased from/sold to China Telecom Group and commission paid and payable for procurement services provided by China Telecom Group.
(x)
Represent amounts received and receivable from China Telecom Group in respect of Internet applications channel services, including the provision of telecommunications channel and applications support platform and billing and deduction services, etc.

(xi)	Represent interest paid and payable to China Telecom Group with respect to the amount due to China Telecommunications Corporation and loans from China Telecom Group (Note 18).
(xii)
Represent amounts paid and payable to China Telecom Group primarily for usage of CDMA mobile telecommunications network (“CDMA network”) facilities located in Xizang Autonomous Region, certain inter-provincial transmission optic fibers within its service regions and land use rights.

(xiii)	Represent amounts related to financial services provided by Finance Company to China Telecom Group, including lending services, deposit services and other financial services.

Amounts due from/to China Telecom Group are summarized as follows:

	December 31,
	2018	2019
	RMB	RMB
Accounts receivable	1,327	1,188
Contract assets	24	27
Prepayments and other current assets	1,035	1,233

Total amounts due from China Telecom Group	2,386	2,448

Accounts payable	20,983	19,531
Accrued expenses and other payables	2,171	6,069
Contract liabilities	145	162
Lease liabilities	—	389
Short-term debt	8,584	6,621
Long-term debt	37,000	23,300

Total amounts due to China Telecom Group	68,883	56,072

China Tower [member]
Statement [LineItems]
Principal Transactions and Amounts Due From/To Related Parties
The principal transactions with China Tower are as follows:

			Year ended December 31,
	Notes		2017	2018	2019

			RMB	RMB	RMB
Tower assets lease related expenses	(i	)	15,389	16,063	10,543
Additions of right-of-use assets	(i	)	—	—	3,735
Interest expense on lease liabilities	(i	)	—	—	938
Provis ion of IT services	(ii	)	49	32	31

Notes:
(i)
Represent amounts in relation to the lease of tower assets. Tower assets lease related expenses for the year ended 31 December 2019 includes the variable lease payments not depending on an index or a rate and fee for non-lease
components. Tower assets lease related expenses for the years ended 31 December 2017 and 2018 represent tower assets lease and related fee paid and payable to China Tower.

(ii)	Represent IT and other ancillary services provided to China Tower.
Amounts due from/to China Tower are summarized as follows:

	2018	2019

	RMB	RMB
Accounts receivable	10	5
Prepayments and other current assets	293	192

Total amounts due from China Tower	303	197

Accounts payable	2,850	4,312
Accrued expenses and other payables	1,246	1,261
Contract liabilities	—	1
Lease liabilities	—	24,474

Total amounts due to China Tower	4,096	30,048